SHAREHOLDERS' EQUITY (Schedule of Stock-Based Compensation) (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted	440,500
Stock options granted, exercise price, minimum	$ 2.52
Stock options granted, exercise price, maximum	$ 3.80
Vesting period	4 years
Expected volatility, minimum	54.00%	53.00%
Expected volatility, maximum	55.00%	55.00%
Expected risk free interest rates range, minimum	2.20%	2.60%
Expected risk free interest rate range, maximum	2.50%	2.80%
Expected dividend yield	0.00%	0.00%
Weighted average fair value of options granted during period	$ 1.82	$ 1.75
Share based compensation	$ 1,288	$ 1,052
Unrecognized compensation cost	$ 4,198
Period over which compensation expense will be recognized	2 years 6 months 7 days
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life	4 years 10 months 25 days	4 years 10 months 25 days
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life	5 years 1 month 6 days	5 years